                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/05

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Government Securities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

                               A SHARES                B SHARES                C SHARES
                            since 7/16/84           since 12/20/91          since 3/10/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       4.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            7.39%       7.14%       5.35%       5.35%       4.68%       4.68%

10-year                    5.98        5.47        5.51        5.51        5.17        5.17

5-year                     6.05        5.03        5.25        5.00        5.26        5.26

1-year                     1.71       -3.12        0.85       -3.06        0.85       -0.12

6-months                   0.66       -4.16        0.28       -3.66        0.28       -0.70
---------------------------------------------------------------------------------------------

30-Day SEC Yield                3.38%                   2.81%                   2.82%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Bloomberg

Fund Report

FOR THE 6-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Government Securities Fund is managed by the Adviser's Taxable Fixed Income team.(1) Members of the team include W. David Armstrong and Scott
F. Richard, Managing Directors of the Adviser, and Jaidip Singh, Executive Director of the Adviser.

MARKET CONDITIONS

The reporting period began amid perceived softness in the economy in the minds of investors, brought on by lower-than-expected payroll gains. The Federal Open Market Committee reaffirmed its pledge to raise the federal funds target rate at a measured pace, and did so incrementally at each of its meetings--raising the target rate 100 basis points, to 2.75% from 1.75% by the end of the period. The U.S. bond market posted negative returns during the first quarter of 2005--largely a function of rising interest rates on the short maturity end of the yield curve. In addition, yields rose across the U.S. Treasury curve, with the exception of the 30-year sector. Yields on five- and 10-year U.S. Treasury notes increased by 26 basis points and 55 basis points, to close the period at 4.17% and 4.48%, respectively.

Performance in the U.S. government and mortgage sectors were varied during the period. Higher coupon mortgage-backed securities, which tend to be less sensitive to rising interest rates, outperformed their lower coupon peers during the period. Treasuries and agencies posted the least impressive performance statistics among the major fixed-income sectors, resulting from their relative lack of yield and greater sensitivity to changes in interest rates.

PERFORMANCE ANALYSIS

The fund returned 0.66 percent for the six months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

-------------------------------------------------------------------
                                         LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   GOVERNMENT/MORTGAGE INDEX

       0.66%     0.28%     0.28%              0.60%
-------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITION.

(1)Team members may change without notice at any time.
 2
benchmark index, the Lehman Brothers Government/Mortgage Index, returned 0.60 percent for the period.

The fund's mortgage position had a neutral impact on relative performance during the period. While mortgage-backed securities lagged Treasuries slightly during the first half of the review period, the fund's emphasis on higher coupon, slow prepayment mortgage issues aided relative performance as interest rates increased towards the end of the period.

We kept the fund's overall interest-rate exposure well below that of its benchmark during the period. This posture helped the fund as interest rates rose across the short- and intermediate-portions of the yield curve. As interest rates declined during the initial phase of the review period, however, this position hampered the fund's relative performance.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

COUPON DISTRIBUTION AS OF 3/31/05
Less than 6.0                                                   68.1%
6.0--6.9                                                        16.2
7.0--7.9                                                         7.4
8.0--8.9                                                         3.0
9.0--9.9                                                         3.6
10.0 or more                                                     1.7
                                                                ----
                                                                 100%
                                                                ----

SECTORS AS OF 3/31/05
FNMAs                                                            22.1%
U.S. Treasuries                                                  51.2
FHLMCs                                                           24.1
GNMAs                                                             4.8
Federal Home Loan Bank                                            3.3
Other                                                             0.9
                                                                -----
Total Long-Term Investments                                     106.4%
Short-Term Investments                                            3.5
Liabilities in Excess of Other Assets                            -9.9
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Coupon distribution is as a percentage of long-term investments. Sectors are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/04--3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,006.60           $5.15
  Hypothetical...............................     1,000.00         1,019.83            5.19
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,002.81            8.94
  Hypothetical...............................     1,000.00         1,016.03            9.00
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,002.82            8.94
  Hypothetical...............................     1,000.00         1,016.03            9.00
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.79%, and 1.79% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON          MATURITY            VALUE
-----------------------------------------------------------------------------------------------
            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  2.7%
$   4,390   Federal Home Loan Mortgage Corp. ...  3.610%         07/01/34        $    4,330,087
    9,075   Federal Home Loan Mortgage Corp. ...  4.182          08/01/34             9,091,825
    4,635   Federal National Mortgage
            Association.........................  3.725          07/01/34             4,608,086
    5,906   Federal National Mortgage
            Association.........................  4.111          09/01/34             5,877,382
    5,309   Federal National Mortgage
            Association.........................  4.237          10/01/34             5,318,386
    5,765   Federal National Mortgage
            Association.........................  4.269          10/01/34             5,757,403
                                                                                 --------------
            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES...................      34,983,169
                                                                                 --------------

            ASSET BACKED SECURITIES  2.2%
   19,627   Federal National Mortgage
            Association (REMIC).................  2.722          05/28/35            19,633,464
    7,966   Federal National Mortgage
            Association (REMIC).................  2.893          05/28/35             7,974,090
                                                                                 --------------
            TOTAL ASSET BACKED SECURITIES......................................      27,607,554
                                                                                 --------------

            COLLATERALIZED MORTGAGE OBLIGATIONS  6.8%
    3,203   Federal Home Loan Banks (Interest
            Only)...............................  6.000          02/15/29               208,295
   11,206   Federal Home Loan Mortgage Corp. ...  3.010          04/15/28            11,199,196
    8,493   Federal Home Loan Mortgage Corp. ...  3.060          01/15/35             8,502,534
   11,747   Federal Home Loan Mortgage Corp. ...  5.000          08/15/12            11,794,506
    6,896   Federal Home Loan Mortgage Corp.
            (Interest Only) (a).................  5.190          03/15/32               568,018
    5,718   Federal Home Loan Mortgage Corp.
            (Interest Only).....................  6.000          05/01/31             1,248,234
   10,483   Federal Home Loan Mortgage Corp.
            (Interest Only).....................  6.500    04/01/28 to 05/15/33       2,070,130
    9,100   Federal National Mortgage
            Association.........................  3.050          05/25/35             9,100,000
   12,192   Federal National Mortgage
            Association.........................  3.234          12/18/32            12,273,180
   20,250   Federal National Mortgage
            Association.........................  6.022          11/25/10            21,597,759
   10,249   Federal National Mortgage
            Association (Interest Only).........  3.750          07/25/34               625,460
    8,663   Federal National Mortgage
            Association (Interest Only).........  6.000          11/25/32             1,193,575
   18,586   Federal National Mortgage
            Association (Interest Only).........  6.500    02/25/33 to 05/25/33       3,379,049
    1,607   Federal National Mortgage
            Association (Interest Only)
            (REMIC).............................  6.000          08/25/32               191,775
    5,613   Federal National Mortgage
            Association (Interest Only)
            (REMIC).............................  7.000          04/25/33             1,206,428
      467   Federal National Mortgage
            Association (Variable Rate Coupon)
            (REMIC).............................  3.106          03/25/09               469,041
    5,847   Government National Mortgage
            Association (Interest Only) (a).....  4.580          05/16/32               359,292

 8                                             See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON          MATURITY            VALUE
-----------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   5,859   Government National Mortgage
            Association (Interest Only) (REMIC)
            (a).................................  5.180%         05/16/32        $      359,554
                                                                                 --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  6.8%....................      86,346,026
                                                                                 --------------

            MORTGAGE BACKED SECURITIES  24.6%
    1,219   Federal Home Loan Mortgage Corp. ...  6.000    04/01/29 to 06/01/31       1,250,454
      135   Federal Home Loan Mortgage Corp. ...  6.500          03/01/26               140,646
   21,459   Federal Home Loan Mortgage Corp. ...  7.500    03/01/20 to 06/01/34      22,990,613
    1,728   Federal Home Loan Mortgage Corp. ...  8.000    07/01/24 to 10/01/31       1,860,831
        0   Federal Home Loan Mortgage Corp. ... 11.000          02/01/14                   147
   28,800   Federal Home Loan Mortgage Corp.,
            April...............................  5.000            TBA               28,808,986
   32,200   Federal Home Loan Mortgage Corp.,
            April...............................  5.500            TBA               32,854,046
   25,458   Federal National Mortgage
            Association.........................  6.000    01/01/09 to 11/01/18      26,294,793
   52,820   Federal National Mortgage
            Association.........................  6.500    12/01/07 to 08/01/34      54,963,202
   12,359   Federal National Mortgage
            Association.........................  7.000    08/01/14 to 09/01/33      13,047,328
   25,513   Federal National Mortgage
            Association.........................  7.500    01/01/07 to 12/01/32      27,272,500
    3,071   Federal National Mortgage
            Association.........................  8.000    09/01/24 to 04/01/32       3,306,683
      178   Federal National Mortgage
            Association (FHA/VA)................  8.500    01/01/22 to 09/01/24         193,548
       27   Federal National Mortgage
            Association......................... 11.500    05/01/15 to 03/01/19          29,365
      301   Federal National Mortgage
            Association......................... 12.000    03/01/13 to 01/01/16         334,682
   23,750   Federal National Mortgage
            Association, April..................  6.000            TBA               24,276,965
      700   Federal National Mortgage
            Association, April..................  7.500            TBA                  748,125
   13,600   Federal National Mortgage
            Association, May....................  4.500            TBA               12,881,757
    2,072   Government National Mortgage
            Association.........................  6.000          12/15/28             2,135,769
    4,296   Government National Mortgage
            Association.........................  6.500    06/15/23 to 02/15/29       4,503,577
    5,944   Government National Mortgage
            Association.........................  7.000    12/15/22 to 12/15/27       6,246,469
    4,385   Government National Mortgage
            Association.........................  7.500    02/15/07 to 08/15/28       4,732,337
    3,829   Government National Mortgage
            Association.........................  8.000    07/15/07 to 10/15/25       4,138,492
    2,220   Government National Mortgage
            Association.........................  8.500    11/15/05 to 12/15/21       2,431,458
      942   Government National Mortgage
            Association.........................  9.000    12/15/17 to 12/15/19       1,028,546
       14   Government National Mortgage
            Association......................... 11.000    01/15/10 to 11/15/20          15,613

See Notes to Financial Statements                                              9

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON          MATURITY            VALUE
-----------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES (CONTINUED)
$     634   Government National Mortgage
            Association......................... 12.000%   12/15/12 to 06/15/15  $      712,522
      267   Government National Mortgage
            Association......................... 12.500    05/15/10 to 06/15/15         301,607
      457   Government National Mortgage
            Association II......................  6.000          04/20/29               469,899
   33,175   Government National Mortgage
            Association, April..................  5.500            TBA               33,475,632
                                                                                 --------------
            TOTAL MORTGAGE BACKED SECURITIES  24.6%............................     311,446,592
                                                                                 --------------

            UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  18.9%
   43,000   Federal Home Loan Bank..............  3.000          04/15/09            40,945,933
  130,865   Federal Home Loan Mortgage Corp. ...  2.750          08/15/06           129,062,989
   31,200   Federal Home Loan Mortgage Corp. ...  6.625          09/15/09            33,942,636
    4,765   Federal Home Loan Mortgage Corp. ...  6.750          03/15/31             5,830,011
    4,840   Federal National Mortgage
            Association.........................  6.625          11/15/30             5,821,692
   10,700   Federal National Mortgage
            Association.........................  7.125          06/15/10            11,965,564
    9,155   Tennessee Valley Authority, Ser G...  7.125          05/01/30            11,682,677
                                                                                 --------------
            TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS..................     239,251,502
                                                                                 --------------

            UNITED STATES TREASURY OBLIGATIONS  51.2%
   97,100   United States Treasury Bonds........  5.250          11/15/28           102,148,520
   24,200   United States Treasury Bonds........  6.125          08/15/29            28,511,593
   14,500   United States Treasury Bonds........  8.125          08/15/21            19,860,476
    1,000   United States Treasury Bonds (b)....  8.750          05/15/17             1,374,415
    5,000   United States Treasury Bonds (b)....  8.750          08/15/20             7,131,250
   34,000   United States Treasury Bonds........  9.250          02/15/16            47,461,892
    7,000   United States Treasury Bonds........ 10.375          11/15/12             8,111,803
   11,000   United States Treasury Bonds........ 12.000          08/15/13            13,731,960
   15,500   United States Treasury Bonds
            (STRIPS)............................   *             02/15/25             5,786,739
   15,500   United States Treasury Bonds
            (STRIPS)............................   *             02/15/27             5,262,870
   10,000   United States Treasury Notes........  3.125          05/15/07             9,862,110
  102,550   United States Treasury Notes........  3.875          02/15/13            99,020,844
   39,000   United States Treasury Notes........  4.000          11/15/12            38,085,957
  139,400   United States Treasury Notes........  4.250          08/15/13           137,510,573
  100,000   United States Treasury Notes........  4.375          08/15/12           100,265,700
   11,000   United States Treasury Notes........  4.750          11/15/08            11,267,267
    1,000   United States Treasury Notes
            (STRIPS)............................   *             05/15/11               770,231
   34,500   United States Treasury Notes
            (STRIPS)............................   *             02/15/25            12,830,309
                                                                                 --------------
            TOTAL UNITED STATES TREASURY OBLIGATIONS...........................     648,994,509
                                                                                 --------------
TOTAL LONG-TERM INVESTMENTS  106.4%
  (Cost $1,347,205,662)........................................................   1,348,629,352
                                                                                 --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

DESCRIPTION                                                                            VALUE
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  3.5%

REPURCHASE AGREEMENT  0.7%
UBS Securities LLC ($9,785,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated 03/31/05, to be sold on
04/01/05 at $9,785,688)..........................................................  $    9,785,000
                                                                                   --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  2.8%
United States Treasury Notes ($35,400,000 par, yielding 0.768%, 04/30/05
  maturity)......................................................................      35,377,910
                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $45,475,391).............................................................      45,162,910
                                                                                   --------------

TOTAL INVESTMENTS  109.9%
  (Cost $1,392,681,053)..........................................................   1,393,792,262
LIABILITIES IN EXCESS OF OTHER ASSETS  (9.9%)....................................    (126,009,372)
                                                                                   --------------

NET ASSETS  100.0%...............................................................  $1,267,782,890
                                                                                   ==============

*   Zero Coupon Bond.

    Percentages are calculated as a percentage of net assets.

    The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separate Trading of Registered Interest and Principal of Securities

TBA--To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

See Notes to Financial Statements                                             11

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $1,392,681,053).....................  $1,393,792,262
Cash........................................................          27,871
Receivables:
  Investments Sold..........................................      15,576,327
  Interest..................................................       9,568,232
  Fund Shares Sold..........................................         704,402
Other.......................................................         329,540
                                                              --------------
    Total Assets............................................   1,419,998,634
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     146,102,519
  Fund Shares Repurchased...................................       1,698,231
  Variation Margin on Futures...............................       1,233,266
  Income Distributions......................................         990,178
  Distributor and Affiliates................................         871,027
  Investment Advisory Fee...................................         578,873
Trustees' Deferred Compensation and Retirement Plans........         433,748
Accrued Expenses............................................         307,902
                                                              --------------
    Total Liabilities.......................................     152,215,744
                                                              --------------
NET ASSETS..................................................  $1,267,782,890
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,402,732,021
Net Unrealized Appreciation.................................       3,347,698
Accumulated Undistributed Net Investment Income.............     (10,719,215)
Accumulated Net Realized Loss...............................    (127,577,614)
                                                              --------------
NET ASSETS..................................................  $1,267,782,890
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,122,287,235 and 109,951,528 shares of
    beneficial interest issued and outstanding).............  $        10.21
    Maximum sales charge (4.75%* of offering price).........             .51
                                                              --------------
    Maximum offering price to public........................  $        10.72
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $123,476,855 and 12,138,498 shares of
    beneficial interest issued and outstanding).............  $        10.17
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $22,018,800 and 2,171,003 shares of
    beneficial interest issued and outstanding).............  $        10.14
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 27,047,119
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,488,087
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,431,951, $661,132 and $126,044,
  respectively).............................................     2,219,127
Shareholder Services........................................     1,104,411
Custody.....................................................       121,119
Legal.......................................................        37,504
Trustees' Fees and Related Expenses.........................        18,148
Other.......................................................       327,854
                                                              ------------
    Total Expenses..........................................     7,316,250
    Less Credits Earned on Cash Balances....................        24,189
                                                              ------------
    Net Expenses............................................     7,292,061
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 19,755,058
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   (934,552)
  Futures...................................................      (552,057)
                                                              ------------
Net Realized Loss...........................................    (1,486,609)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    13,320,472
                                                              ------------
  End of the Period:
    Investments.............................................     1,111,209
    Futures.................................................     2,236,489
                                                              ------------
                                                                 3,347,698
                                                              ------------
Net Unrealized Depreciation During the Period...............    (9,972,774)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(11,459,383)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  8,295,675
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        MARCH 31, 2005     SEPTEMBER 30, 2004
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   19,755,058       $   41,835,406
Net Realized Gain/Loss...............................       (1,486,609)           3,383,039
Net Unrealized Depreciation During the Period........       (9,972,774)         (12,527,858)
                                                        --------------       --------------
Change in Net Assets from Operations.................        8,295,675           32,690,587
                                                        --------------       --------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (23,253,719)         (49,465,890)
  Class B Shares.....................................       (2,182,597)          (5,330,445)
  Class C Shares.....................................         (415,029)          (1,184,490)
                                                        --------------       --------------
Total Distributions..................................      (25,851,345)         (55,980,825)
                                                        --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (17,555,670)         (23,290,238)
                                                        --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................       50,269,248          131,998,279
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       18,873,843           40,097,658
Cost of Shares Repurchased...........................     (124,868,854)        (366,756,600)
                                                        --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      (55,725,763)        (194,660,663)
                                                        --------------       --------------
TOTAL DECREASE IN NET ASSETS.........................      (73,281,433)        (217,950,901)
NET ASSETS:
Beginning of the Period..............................    1,341,064,323        1,559,015,224
                                                        --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of
  $(10,719,215) and $(4,622,928), respectively)......   $1,267,782,890       $1,341,064,323
                                                        ==============       ==============

 14                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                           SIX MONTHS
                             ENDED                                        YEAR ENDED SEPTEMBER 30,
CLASS A SHARES             MARCH 31,          --------------------------------------------------------------------------------
                              2005              2004              2003            2002 (b)            2001              2000
                           ---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........  $  10.35          $  10.50          $  10.79          $  10.41          $   9.77          $   9.72
                            --------          --------          --------          --------          --------          --------
  Net Investment Income...       .16(a)            .31(a)            .32(a)            .38(a)            .54               .56
  Net Realized and
    Unrealized
    Gain/Loss.............      (.09)             (.05)             (.10)              .50               .61               .05
                            --------          --------          --------          --------          --------          --------
Total from Investment
  Operations..............       .07               .26               .22               .88              1.15               .61
Less Distributions from
  Net Investment Income...       .21               .41               .51               .50               .51               .56
                            --------          --------          --------          --------          --------          --------
NET ASSET VALUE, END OF
  THE PERIOD..............  $  10.21          $  10.35          $  10.50          $  10.79          $  10.41          $   9.77
                            ========          ========          ========          ========          ========          ========

Total Return (c)..........      .66%*            2.60%             2.09%             8.76%            12.07%             6.53%
Net Assets at End of the
  Period (In millions)....  $1,122.3          $1,171.8          $1,323.8          $1,467.9          $1,361.8          $1,389.6
Ratio of Expenses to
  Average Net Assets......     1.03%             1.00%              .99%              .99%             1.02%             1.00%
Ratio of Net Investment
  Income to Average Net
  Assets..................     3.12%             3.03%             3.04%             3.69%             5.41%             5.91%
Portfolio Turnover (d)....      108%*             268%              360%               97%               65%              100%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $.13, increase net realized and unrealized gains and losses per share by $.13, and decrease the ratio of net investment income to average net assets from 4.93% to 3.69%. Per share, ratios, and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchase of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

See Notes to Financial Statements                                             15

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                 YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                      MARCH 31,    -----------------------------------------------
                                       2005       2004      2003     2002 (b)     2001     2000
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $10.31     $10.47    $10.76     $10.40     $ 9.76    $9.71
                                      ------     ------    ------     ------     ------    -----
  Net Investment Income............      .12(a)     .23(a)    .24(a)     .30(a)     .47(a)   .49(a)
  Net Realized and Unrealized
    Gain/Loss......................     (.09)      (.05)     (.10)       .49        .61      .05
                                      ------     ------    ------     ------     ------    -----
Total from Investment Operations...      .03        .18       .14        .79       1.08      .54
Less Distributions from Net
  Investment Income................      .17        .34       .43        .43        .44      .49
                                      ------     ------    ------     ------     ------    -----
NET ASSET VALUE, END OF THE
  PERIOD...........................   $10.17     $10.31    $10.47     $10.76     $10.40    $9.76
                                      ======     ======    ======     ======     ======    =====

Total Return (c)...................     .28%*     1.73%     1.36%      7.81%     11.35%    5.76%
Net Assets at End of the Period (In
  millions)........................   $123.5     $139.4    $192.1     $203.0     $104.9    $59.5
Ratio of Expenses to Average Net
  Assets...........................    1.79%      1.76%     1.75%      1.75%      1.77%    1.75%
Ratio of Net Investment Income to
  Average Net Assets...............    2.36%      2.27%     2.28%      2.93%      4.66%    5.16%
Portfolio Turnover (d).............     108%*      268%      360%        97%        65%     100%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $.13, increase net realized and unrealized gains and losses per share by $.13, and decrease the ratio of net investment income to average net assets from 4.17% to 2.93%. Per share, ratios, and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

 16                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                 YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                      MARCH 31,    -----------------------------------------------
                                       2005       2004      2003     2002 (b)     2001     2000
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $10.28     $10.44    $10.73     $10.37     $ 9.74    $9.69
                                      ------     ------    ------     ------     ------    -----
  Net Investment Income............      .12(a)     .23(a)    .24(a)     .29(a)     .47(a)   .49(a)
  Net Realized and Unrealized
    Gain/Loss......................     (.09)      (.05)     (.10)       .50        .60      .05
                                      ------     ------    ------     ------     ------    -----
Total from Investment Operations...     (.03)       .18       .14        .79       1.07      .54
Less Distributions from Net
  Investment Income................      .17        .34       .43        .43        .44      .49
                                      ------     ------    ------     ------     ------    -----
NET ASSET VALUE, END OF THE
  PERIOD...........................   $10.14     $10.28    $10.44     $10.73     $10.37    $9.74
                                      ======     ======    ======     ======     ======    =====

Total Return (c)...................     .28%*     1.73%     1.36%      7.84%     11.27%    5.78%
Net Assets at End of the Period (In
  millions)........................   $ 22.0     $ 29.8    $ 43.1     $ 48.5     $ 25.6    $13.6
Ratio of Expenses to Average Net
  Assets...........................    1.79%      1.76%     1.75%      1.75%      1.76%    1.75%
Ratio of Net Investment Income to
  Average Net Assets...............    2.36%      2.27%     2.28%      2.93%      4.67%    5.16%
Portfolio Turnover (d).............     108%*      268%      360%        97%        65%     100%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $.13, increase net realized and unrealized gains and losses per share by $.13, and decrease the ratio of net investment income to average net assets from 4.17% to 2.93%. Per share, ratios, and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

See Notes to Financial Statements                                             17

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Government Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide high current return consistent with preservation of capital. The Fund commenced investment operations on July 16, 1984. The distribution of the Fund's Class B and Class C Shares commenced on December 20, 1991 and March 10, 1993, respectively. The Fund registered Class I Shares on September 1, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2005, the Fund has $146,102,519 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discount is accreted and premium is amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $109,914,859 which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$11,921,423.................................................  September 30, 2005
  2,532,339.................................................  September 30, 2007
 68,199,339.................................................  September 30, 2008
 27,261,758.................................................  September 30, 2009

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,406,955,295
                                                              ==============
Gross tax unrealized appreciation...........................  $   12,481,005
Gross tax unrealized depreciation...........................     (25,644,038)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (13,163,033)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2004 were as follows:

Distributions paid from:
  Ordinary income...........................................  $56,371,985
  Long-term capital.........................................          -0-
                                                              -----------
                                                              $56,371,985
                                                              ===========

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $3,677,343

    The difference between book basis and tax basis undistributed net investment income is attributable primarily to the difference between book and tax amortization methods for premium.

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sales transactions and straddle positions.

F. EXPENSE REDUCTIONS During the six months ended March 31, 2005, the Fund's custody fee was reduced by $24,189 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .540%
Next $1 billion.............................................     .515%
Next $1 billion.............................................     .490%
Next $1 billion.............................................     .440%
Next $1 billion.............................................     .390%
Next $1 billion.............................................     .340%
Next $1 billion.............................................     .290%
Over $7 billion.............................................     .240%

    For the six months ended March 31, 2005, the Fund recognized expenses of approximately $35,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $28,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $862,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $289,014 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $1,321,949,276, $71,456,963 and $9,325,782 for Classes A, B and C, respectively. For the six months ended March 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    4,111,497    $  42,406,622
  Class B...................................................      632,631        6,504,735
  Class C...................................................      132,340        1,357,891
                                                              -----------    -------------
Total Sales.................................................    4,876,468    $  50,269,248
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,617,416    $  16,659,842
  Class B...................................................      185,175        1,900,585
  Class C...................................................       30,621          313,416
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,833,212    $  18,873,843
                                                              ===========    =============
Repurchases:
  Class A...................................................   (9,032,864)   $ (93,140,495)
  Class B...................................................   (2,201,403)     (22,613,923)
  Class C...................................................     (889,179)      (9,114,436)
                                                              -----------    -------------
Total Repurchases...........................................  (12,123,446)   $(124,868,854)
                                                              ===========    =============

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    At September 30, 2004, capital aggregated $1,356,023,307, $85,665,566 and
$16,768,911 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    9,706,063    $ 100,077,655
  Class B...................................................    2,298,857       23,666,301
  Class C...................................................      802,131        8,254,323
                                                              -----------    -------------
Total Sales.................................................   12,807,051    $ 131,998,279
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    3,358,434    $  34,672,160
  Class B...................................................      440,759        4,537,120
  Class C...................................................       86,520          888,378
                                                              -----------    -------------
Total Dividend Reinvestment.................................    3,885,713    $  40,097,658
                                                              ===========    =============
Repurchases:
  Class A...................................................  (25,869,168)   $(267,089,341)
  Class B...................................................   (7,570,391)     (77,892,193)
  Class C...................................................   (2,118,500)     (21,775,066)
                                                              -----------    -------------
Total Repurchases...........................................  (35,558,059)   $(366,756,600)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2005 and year ended September 30, 2004, 397,057 and 374,368 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997, do not possess a conversion feature. For the six months ended March 31, 2005 and year ended September 30, 2004, 47,827 and 20,420 Class C Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended March 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $40,700 and CDSC on redeemed shares of approximately $150,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of government securities, including paydowns on mortgage-backed securities and excluding short-term investments, were $1,495,672,801 and $1,583,219,404 respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2005 were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2004...........................    2,764
Futures Opened..............................................   10,393
Futures Closed..............................................   (9,234)
                                                               ------
Outstanding at March 31, 2005...............................    3,923
                                                               ======

    The futures contracts outstanding as of March 31, 2005, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures June 2005
  (Current Notional Value of $109,266 per contract).........      529       $ (287,872)
SHORT CONTRACTS:
U.S. Treasury Bonds Futures June 2005
  (Current Notional Value of $111,375 per contract).........      583          294,588
U.S. Treasury Notes 2-Year Futures June 2005
  (Current Notional Value of $206,891 per contract).........      294          152,898
U.S. Treasury Notes 5-Year Futures June 2005
  (Current Notional Value of $107,094 per contract).........    2,517        2,076,875
                                                                -----       ----------
                                                                3,923       $2,236,489
                                                                =====       ==========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $30,745,600 and $1,529,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    Included in the fees for the six months ended March 31, 2004 are payments retained by Van Kampen of approximately $551,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $74,600.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN GOVERNMENT SECURITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief
Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 29, 129, 229
GOVT SAR 5/05 RN05-01027P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Government Securities Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By:  /s/ James W. Garrett
     ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005